Related Party Transactions - Summary of Significant Related Party Transaction (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Operating expenses recharged by Tencent Group	¥ 4,857	¥ 4,676	¥ 5,018
Service cost	11,349	11,974	14,176
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Service cost	725	732	752
Other costs and expenses	1,240	1,086	1,269
Tencent Group [Member] | Online Music Services [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note i )	324	188	172
Tencent Group [Member] | Online Music Services to Company Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note i )	501	365	397
Tencent Group [Member] | Social Entertainment Services and Others to The Company's Associates and Associates of Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Online music services to Tencent Group (note i )	75	43	55
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Service cost	1,399	592	713
Other costs and expenses	¥ 241	¥ 127	¥ 31